Other Accrued Liabilities Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Liabilities [Abstract]
Accrued taxes and surcharges	$ 32,352	$ 33,016
Accrued communications costs	32,486	39,174
Accrued interest	25,589	11,066
Amounts due to customers	17,451	15,913
Facility exit and restructuring liabilities	3,865	3,211
Other	31,771	27,192
Other accrued liabilities	$ 143,514	$ 129,572